Employee Benefits (Details) - ARS ($) $ in Thousands		12 Months Ended
	Jan. 01, 2006	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Base Contributions [Member]
Disclosure of defined benefit plans [line items]
Monthly salary contribution	2.50%
Employee contributions	200.00%
Group contributions		100.00%
Contribution plan amount		$ 22,550	$ 32,153	$ 24,430
Extraordinary Contributions [Member]
Disclosure of defined benefit plans [line items]
Annual bonus contribution	15.00%
Employee contributions	300.00%